UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2021 Debentures (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 03, 2014	Dec. 31, 2020	Jan. 04, 2021	Dec. 31, 2019
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 2,185,949		$ 1,189,816
Redemption period of debentures		2 months
2021 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 250,000		$ 250,000
2021 Debentures | Granite LP
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 250,000		$ 250,000
Interest rate	3.788%
Deferred financing costs	$ 1,600
Redemption percentage	100.00%
Redemption spread (in percent)	46.00%
Redemption period of debentures	1 month